Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued expenses and other current liabilities
Salary and welfare payables		¥ 3,131,752	¥ 1,995,315
Deposits		9,787,387	6,816,340
Payable related to employees' exercise of share-based awards		152,177	74,119
Rental fee payables		400,632	250,154
Professional fee accruals		59,802	62,181
Others		1,586,090	1,314,481
Total	$ 2,323,570	¥ 15,117,840	¥ 10,512,590